Segment Reporting (Details) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Results of Operations
Revenue	$ 48,451	$ 699,371
Operating expenses	1,508,108	866,884
Other income (expenses)	213,890	30,098
Earnings (loss) before tax	(1,245,767)	(137,415)
Taxes		491
Net loss/income	(1,245,767)	(137,906)
Loss attributable to Dragon Victory	(1,231,866)	(98,092)
Financial Position
Current assets	8,601,397		$ 9,745,012
Non-current assets	171,596		219,349
Total assets	8,772,993		9,964,361
Current liabilities	2,334,711		2,591,341
Non-current liabilities	28,656
Total liabilities	2,363,367		2,591,341
Net assets	6,409,626		7,373,020
Longyun [Member]
Results of Operations
Revenue		699,371
Operating expenses	1,209,032	673,405
Other income (expenses)	188,900	(111,997)
Earnings (loss) before tax	(1,020,132)	(86,031)
Taxes
Net loss/income	(1,020,132)	(86,031)
Loss attributable to Dragon Victory	(1,020,132)	(86,031)
Financial Position
Current assets	8,658,048		6,288,120
Non-current assets	78,904		101,705
Total assets	8,736,952		6,389,825
Current liabilities	3,616,144		225,129
Non-current liabilities	28,656
Total liabilities	3,644,800		225,129
Net assets	5,092,152		6,164,696
Taikexi [Member]
Results of Operations
Revenue
Operating expenses	12,685	77,847
Other income (expenses)		(289)
Earnings (loss) before tax	(12,685)	(78,136)
Taxes
Net loss/income	(12,685)	(78,136)
Loss attributable to Dragon Victory	(7,611)	(31,254)
Financial Position
Current assets	31,834		279
Non-current assets	57,874		68,052
Total assets	89,708		68,331
Current liabilities	42,775		10,765
Non-current liabilities
Total liabilities	42,775		10,765
Net assets	46,933		57,566
Other [Member]
Results of Operations
Revenue	48,451
Operating expenses	286,391	115,632
Other income (expenses)	24,990	142,385
Earnings (loss) before tax	(212,950)	26,752
Taxes		491
Net loss/income	(212,950)	26,261
Loss attributable to Dragon Victory	(204,123)	$ 19,194
Financial Position
Current assets	(88,485)		3,456,613
Non-current assets	34,818		49,592
Total assets	(53,667)		3,506,205
Current liabilities	(1,324,208)		2,355,447
Non-current liabilities
Total liabilities	(1,324,208)		2,355,447
Net assets	$ 1,270,541		$ 1,150,758